Gold prepayment liability	12 Months Ended
Dec. 31, 2022
Gold Prepayment Liabilities Disclosure [Abstract]
Gold prepayment liability [Text Block]

16. Gold prepayment liability

Gold prepayment liabilities are reflected in the consolidated balance sheets as follows:

	Dec. 31, 2022	Dec. 31, 2021
Current	$71,208	$71,394
Non-current	-	68,614
	$71,208	$140,008

The following table summarizes changes in the gold prepayment liability:

Balance, January 1, 2021	$137,031
Change in fair value recorded in profit or loss	293
Change in fair value recorded in other comprehensive income	2,684
Balance, December 31, 2021	$140,008
Change in fair value recorded in income statement (note 6g)	3,426
Change in fair value recorded in other comprehensive income	(512)
Repayments	(71,714)
Balance, December 31, 2022	$71,208